Application of new and revised international financial reporting standards (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Application of new standards
New standards and interpretations applied for the first time:

Standard/interpretation	Effective date
Amendment to IFRS 16, ‘Leases’ – COVID-19 related rent concessions	April 1, 2021
Changes to IFRS 4 – Effective date of IFRS 9 for insurance companies	January 1, 2021
Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest rate benchmark reform – Phase 2	January 1, 2021

Summary of Non Mandatory standards and interpretations issued by IASB
The following standards and interpretations have been issued by the IASB, but were not yet mandatory for the year ended December 31, 2021:

Standard/interpretation	Effective date	Material effect expected on Immatics financial statements
Amendments to IFRS 3, ‘Business combinations’, IAS 16,’ Property, plant and equipment’, and IAS 37 ‘Provisions, contingent liabilities and contingent assets’	January 1, 2022	No
Annual Improvements 2018-2020	January 1, 2022	No
IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts	January 1, 2023	No
Amendments to IAS 1, ‘Presentation of financial statements’, on classification of liabilities	January 1, 2023	No
Amendments to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8,’ Accounting policies, changes in accounting estimates and errors’	January 1, 2023	No